Bertolet Capital Trust
Investment Objective
Long term capital appreciation with income as a secondary objective.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Bertolet Capital Trust Pinnacle Value Fund
Maximum sales load imposed on purchases	none
Maximum sales load imposed on reinvested dividends or capital gains	none
Redemption fee paid to Fund for shares held less than one year	1.00%

Annual fund operating expenses (paid yearly as a % of your investment)
Annual Fund Operating Expenses		Bertolet Capital Trust Pinnacle Value Fund
Management fee		1.25%
Distribution (12b-1) fee		none
Other expenses		0.24%
Acquired fund fees & expenses	[1]	0.21%
Total annual fund operating expenses		1.70%
Fee waivers and/or expense reimbursements	[2]	(0.21%)
Total annual fund operating expenses after fee waiver/expense reimbursement		1.49%
[1]	Acquired fund fees and expenses are indirect costs of investing in other funds. Total annual operating expenses will not correlate to the expense ratio in the Fund's financial statements which include only direct operating expenses, not indirect costs of investing in other funds.
[2]	Advisor has contractually agreed to waive fees and/or reimburse expenses to extent necessary to maintain Fund net annual operating expenses, other than acquired fund fees and expenses, at or below 1.49% through April 30, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example assumes your investment returns 5% each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Bertolet Capital Trust Pinnacle Value Fund	152	515	903	1,991

Portfolio Turnover

The Fund pays transaction costs such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the example affect the Fund’s performance. During the most recent year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the publicly traded equity securities of companies that appear to offer superior opportunities for capital appreciation.  These may include common and preferred stocks, convertible securities, rights, warrants and other securities. The Fund relies on the professional judgment of its investment advisor to make decisions about the Fund’s investments. The Fund will invest in a diversified portfolio of securities issued primarily by small and micro-cap (generally less than $1 billion at time of investment) domestic companies which the advisor believes are trading at significant discounts to underlying earnings power or asset values. The advisor assesses company prospects via rigorous fundamental analysis which may include speaking with management, customers, competitors, vendors, industry analysts and others. The Fund will sell securities when they become fully valued or if firm fundamentals deteriorate.

Principal Investment Risks

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s principal risks include:

Stock market risk- Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security.

Value style risk- The value approach carries the risk that securities chosen may remain undervalued . The market may not recognize a company’s true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks.

Small & micro-cap company risk- Investing in small company securities involves special risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by poor market conditions.

Liquidity risk- The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price and is inappropriate for market timers or traders.

Investment Results

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and how the Fund’s average annual returns for 1 and 5 years and since inception compare with an index of broad market performance. Past results (before and after taxes) are not predictive of future performance. Updated information on the Fund’s results may be found at www.pinnaclevaluefund.com.

Calendar Year Total Returns

Highest Performance Quarter (4Q 2004) 13.2% 2004-12-31 Lowest Performance Quarter (4Q 2008) -12.8% 2008-12-31
Average Annual Total Returns for the Years Ended Dec. 31, 2012
Average Annual Total Returns Bertolet Capital Trust		1 Year	5 Years	Since Inception
- Comparison Index - Russell 2000 Index		16.30%	1.60%	10.00%	[1]
Pinnacle Value Fund		18.90%	3.80%	9.00%	[1]
Pinnacle Value Fund Return after taxes on distributions	[2]	18.30%	3.20%	8.20%	[1]
Pinnacle Value Fund Return after taxes on distributions and sale of fund shares	[2]	16.00%	3.00%	7.60%	[1]
[1]	Inception Date is April 1, 2003.
[2]	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state and local taxes. Your actual after tax returns depend on your individual tax status and may differ from the results shown above. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Bertolet Capital Trust
Central Index Key	dei_EntityCentralIndexKey	0001216907
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 1, 2013
Bertolet Capital Trust
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long term capital appreciation with income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (paid yearly as a % of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the example affect the Fund’s performance. During the most recent year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example assumes your investment returns 5% each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the publicly traded equity securities of companies that appear to offer superior opportunities for capital appreciation.  These may include common and preferred stocks, convertible securities, rights, warrants and other securities. The Fund relies on the professional judgment of its investment advisor to make decisions about the Fund’s investments. The Fund will invest in a diversified portfolio of securities issued primarily by small and micro-cap (generally less than $1 billion at time of investment) domestic companies which the advisor believes are trading at significant discounts to underlying earnings power or asset values. The advisor assesses company prospects via rigorous fundamental analysis which may include speaking with management, customers, competitors, vendors, industry analysts and others. The Fund will sell securities when they become fully valued or if firm fundamentals deteriorate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s principal risks include:

Stock market risk- Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security.

Value style risk- The value approach carries the risk that securities chosen may remain undervalued . The market may not recognize a company’s true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks.

Small & micro-cap company risk- Investing in small company securities involves special risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by poor market conditions.

Liquidity risk- The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price and is inappropriate for market timers or traders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and how the Fund’s average annual returns for 1 and 5 years and since inception compare with an index of broad market performance. Past results (before and after taxes) are not predictive of future performance. Updated information on the Fund’s results may be found at www.pinnaclevaluefund.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pinnaclevaluefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Annual Return 2004	rr_AnnualReturn2004	19.60%
Annual Return 2005	rr_AnnualReturn2005	8.50%
Annual Return 2006	rr_AnnualReturn2006	13.20%
Annual Return 2007	rr_AnnualReturn2007	15.40%
Annual Return 2008	rr_AnnualReturn2008	(16.90%)
Annual Return 2009	rr_AnnualReturn2009	12.70%
Annual Return 2010	rr_AnnualReturn2010	13.50%
Annual Return 2011	rr_AnnualReturn2011	(4.90%)
Annual Return 2012	rr_AnnualReturn2012	18.90%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (4Q 2004) 13.2% 2004-12-31 Lowest Performance Quarter (4Q 2008) -12.8% 2008-12-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Years Ended Dec. 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest individual federal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
Bertolet Capital Trust | - Comparison Index - Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.30%
5 Years	rr_AverageAnnualReturnYear05	1.60%
Since Inception	rr_AverageAnnualReturnSinceInception	10.00%	[4]
Bertolet Capital Trust | Pinnacle Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales load imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales load imposed on reinvested dividends or capital gains	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee paid to Fund for shares held less than one year{neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Management fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees & expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,991
1 Year	rr_AverageAnnualReturnYear01	18.90%
5 Years	rr_AverageAnnualReturnYear05	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%	[4]
Bertolet Capital Trust | Pinnacle Value Fund | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.30%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.20%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.20%	[3],[4]
Bertolet Capital Trust | Pinnacle Value Fund | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.00%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%	[3],[4]
[1]	Acquired fund fees and expenses are indirect costs of investing in other funds. Total annual operating expenses will not correlate to the expense ratio in the Fund's financial statements which include only direct operating expenses, not indirect costs of investing in other funds.
[2]	Advisor has contractually agreed to waive fees and/or reimburse expenses to extent necessary to maintain Fund net annual operating expenses, other than acquired fund fees and expenses, at or below 1.49% through April 30, 2014.
[3]	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state and local taxes. Your actual after tax returns depend on your individual tax status and may differ from the results shown above. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
[4]	Inception Date is April 1, 2003.